UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 45.9% (3)

	Canada – 3.2%

5,000 CAD	Inter-American Development Bank	3.400%	7/21/10	AAA	$ 4,957,372

	Colombia – 4.3%

10,551,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	6,708,176

	France – 16.4%

12,000 EUR	Republic of France	3.000%	10/25/15	AAA	16,631,170
6,400 EUR	Republic of France	3.750%	10/25/19	AAA	8,942,793

18,400 EUR	Total France				25,573,963

	Malaysia – 14.9%

72,000 MYR	Republic of Malaysia	5.094%	4/30/14	A+	23,363,029

	Poland – 3.7%

18,089 PLN	Republic of Poland	0.000%	1/25/12	A	5,855,578

	South Korea – 3.4%

5,950,000 KRW	Korea Monetary Stabilty Bond	4.180%	12/02/11	A2	5,334,286

	Total Sovereign Debt (cost $69,895,078)				71,792,404

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 53.7% (5)

	Sovereign Debt – 4.3%

	Germany – 4.3%

$6,500	KFW Bankegruppe	4.625%	1/20/11	AAA	$ 6,697,132

	U.S. Government and Agency Obligations – 43.0%

$10,000	Federal Farm Credit Bank Discount Notes	0.000%	11/03/10	AAA	9,982,600
4,140	Federal Home Loan Banks, Discount Notes	0.000%	5/10/10	AAA	4,139,552
6,000	Federal Home Loan Banks, Discount Notes	0.000%	5/12/10	AAA	5,998,770
1,500	Federal Home Loan Banks, Discount Notes	0.000%	6/04/10	AAA	1,499,760
3,000	Federal Home Loan Banks, Discount Notes	0.000%	6/15/10	AAA	2,999,436
5,000	Federal Home Loan Banks, Discount Notes	0.000%	7/02/10	AAA	4,997,955
10,000	Federal Home Loan Banks, Discount Notes	0.000%	7/16/10	AAA	9,995,290
5,127	Federal Home Loan Banks, Discount Notes	0.000%	9/15/10	AAA	5,121,529
11,000	Federal Home Loan Banks, Discount Notes, (4)	0.000%	10/07/10	AAA	10,984,413
5,500	Federal National Mortgage Association, (4)	0.000%	8/02/10	AAA	5,496,244
1,000	Freddie Mac Reference Medium Term Notes, (4)	0.000%	9/20/10	AAA	998,901
5,000	U.S. Treasury Notes	0.875%	2/28/11	AAA	5,022,074

67,267	Total U.S. Government and Agency Obligations				67,236,524

	Repurchase Agreements – 6.4%

$9,982	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $9,982,466, collateralized by $10,195,000 U.S. Treasury Bills, 0.000%, due 9/02/10, value $10,185,825	0.000%	4/01/10	N/A	9,982,466

	Total Short-Term Investments (cost $83,917,192)				83,916,122

	Total Investments (cost $153,812,270) – 99.6%				155,708,526

	Other Assets Less Liabilities – 0.4%				670,694

	Net Assets – 100%				$156,379,220

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2010:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	11,097,000	U.S. Dollar	6,178,731	4/05/10	$(61,323)
Canadian Dollar	5,166,583	U.S. Dollar	4,029,153	7/21/10	(1,056,083)
Chilean Peso	2,980,500,000	U.S. Dollar	5,630,490	4/05/10	(49,357)
Chilean Peso	1,288,095,000	U.S. Dollar	2,418,050	4/09/10	(36,827)
Colombian Peso	4,264,040,000	U.S. Dollar	2,200,000	4/30/10	(16,617)
Colombian Peso	14,864,344,500	U.S. Dollar	7,830,552	4/30/10	103,476
Euro	4,000,000	U.S. Dollar	5,390,000	4/01/10	(12,602)
Euro	21,000,000	U.S. Dollar	28,040,943	5/28/10	(323,846)
Euro	4,000,000	U.S. Dollar	5,380,140	6/01/10	(22,687)
Japanese Yen	557,253,000	U.S. Dollar	6,000,000	5/06/10	38,446
Malaysian Ringgit	5,300,000	U.S. Dollar	1,561,809	6/03/10	(57,948)
Malaysian Ringgit	34,249,060	U.S. Dollar	10,095,523	6/10/10	(367,494)
Malaysian Ringgit	36,800,000	U.S. Dollar	10,824,166	6/14/10	(415,434)
Mexican Peso	545,782	U.S. Dollar	44,289	4/06/10	145
New Zealand Dollar	791,500	U.S. Dollar	555,583	5/28/10	(4,727)
Polish Zloty	16,506,212	U.S. Dollar	5,646,161	5/28/10	(108,410)
Pound Sterling	3,800,000	U.S. Dollar	5,677,200	4/08/10	(89,225)
South African Rand	197,800	U.S. Dollar	26,369	4/30/10	(671)
South African Rand	45,956,077	U.S. Dollar	6,124,864	5/11/10	(145,426)
South Korean Won	6,192,246,094	U.S. Dollar	5,342,288	6/11/10	(116,727)
Swedish Krona	43,513,560	U.S. Dollar	6,000,000	5/03/10	(26,646)
U.S. Dollar	6,050,049	Brazilian Real	11,097,000	4/05/10	190,005
U.S. Dollar	5,738,152	Pound Sterling	3,800,000	4/08/10	28,273
U.S. Dollar	2,534,373	Chilean Peso	1,288,095,000	4/09/10	(79,496)
U.S. Dollar	6,189,336	Mexican Peso	78,313,668	4/16/10	138,547
U.S. Dollar	3,299,820	Colombian Peso	6,400,000,000	4/30/10	27,154
U.S. Dollar	6,142,478	Brazilian Real	11,097,000	5/04/10	60,319
U.S. Dollar	6,166,532	South African Rand	45,956,078	5/11/10	103,758
U.S. Dollar	5,983,000	Indonesian Rupiah	54,696,586,000	7/01/10	(69,867)

					$(2,371,290)

Interest Rate Swaps outstanding at March 31, 2010:

								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Value	(Depreciation)
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(U.S. Dollars)	(U.S. Dollars)

Citigroup Inc.	27,500,000 NOK	Receive	6-Month NIBOR	4.590%	Annually	12/17/19	(94,538)	$(94,538)
Credit Suisse	1,457,000,000 JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	15,866	15,866
Credit Suisse	2,428,000,000 JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(104,190)	(104,190)
Credit Suisse	971,000,000 JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	23,941	23,941
Deutsche Bank AG	121,000,000 ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(202,038)	(202,038)
Deutsche Bank AG	239,500,000 ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	1,051,328	1,051,328
Deutsche Bank AG	212,000,000 MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	531,150	531,150
Deutsche Bank AG	118,500,000 ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(689,944)	(689,944)
Deutsche Bank AG	74,500,000 MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	29,364	29,364
Goldman Sachs	58,500,000 ZAR	Receive	3-Month JIBAR	8.600	Quarterly	3/11/19	(156,821)	(156,821)
JPMorgan	179,800,000 MXN	Receive	28-Day MXN-TIIE	6.000	28-Day	3/28/12	(4,802)	(4,802)
JPMorgan	12,778,000,000 CLP	Pay	6-Month ICP	4.580	Semi-Annually	8/10/14	152,627	163,378
JPMorgan	4,700,000 GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/02/15	(233,574)	(233,574)
JPMorgan	9,960,000,000 KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(21,981)	(21,981)
JPMorgan	334,000,000 MXN	Pay	28-Day MXN-TIIE	7.130	28-Day	3/25/15	1,667	1,667
JPMorgan, (6)	48,850,000 BRL	Pay	12-Month BRAZIBOR	13.040	Annually	1/02/17	676,904	676,904
JPMorgan	154,200,000 MXN	Receive	28-Day MXN-TIIE	7.870	28-Day	3/18/20	(27,218)	(27,218)
RBC	28,150,000 AUD	Pay	3-Month AUD-BBR	5.420	Quarterly	3/30/12	37,432	37,432
RBC	27,990,000 NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	598,821	614,876
RBC	16,850,000 AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	6,230	6,230

								$1,617,030

* Annualized.
Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Sovereign Debt	$—	$71,792,404	$—	$71,792,404
Short-Term Investments	15,044,540	68,911,582	—	83,916,122
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(2,371,290)	—	(2,371,290)
Interest Rate Swaps*	—	940,126	676,904	1,617,030

Total	$15,044,540	$139,272,822	$676,904	$154,954,266

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Interest Rate
Swaps*
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	676,904
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at the end of period	$676,904

*	Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.
The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency	Forward Foreign	Unrealized appreciation on		Unrealized depreciation
Exchange Rate	Currency Exchange	forward foreign currency		on forward foreign
	Contracts	exchange contracts	690,123	currency exchange contracts	3,061,413

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$3,152,136	Unrealized depreciation on interest rate swaps*	$1,535,106

Total			$3,842,259		$4,596,519

*	Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statements of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2010, the cost of investments was $154,109,997.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,228,467
Depreciation	(629,938)

Net unrealized appreciation (depreciation) of investments	$1,598,529

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Rating below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

N/A	Not Applicable.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

BRAZIBOR	Brazil Inter-Bank Offered Rate

ICP	Indice Cámara Promedio

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010